Income tax (credit)/expense - Schedule of Taxation on the Group's Loss Before Income Tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax (credit)/expense [Abstract]
Loss before income tax	¥ (24,719)	¥ (1,347)	¥ (55,058)
Calculated at a taxation rate of 25%	(6,179)	(336)	(13,765)
Expenses not tax deductible	1,580	4,686	4,121
Utilisation of previously unrecognised tax losses	(4,546)	(4,580)	0
Reversal of deferred income tax	30,246	30,085	0
Tax losses not recognized	8,280	(6,131)	1,124
Difference in overseas tax rates	(32)	2	(364)
Over-provision in respect of prior years	0	0	(6,252)
Income tax (credit)/expense	¥ 29,349	¥ 23,726	¥ (15,136)